CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shares issuance expense and underwriters discounts		$ 579,000
Shares withheld to pay option price	68,416
IPO
Shares issuance expense and underwriters discounts	$ 6,105,000
Ordinary Shares
Shares withheld to pay option price	68,416
Maximum
Exercise of options into ordinary shares		1,000
Maximum | Ordinary Shares
Exercise of options into ordinary shares		1,000
Maximum | Additional Paid-In Capital
Exercise of options into ordinary shares		$ 1,000